575 Madison Avenue New York, NY 10022-2585 212.940.8800 tel 212.940.8776 fax PETER J. SHEA peter.shea@kattenlaw.com 212.940.6447 direct 704.344.3195 fax

September 1, 2009

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Pre-Effective Amendment No. 3 to Registration on Form S-1
ETFS Gold Trust
Registration No.: 333-158221

Dear Ladies and Gentlemen:

     On behalf of ETF Securities USA LLC (the “Sponsor”), our client and the sponsor of the ETFS Gold Trust (the “Trust”), we are filing with this correspondence pre-effective Amendment No. 3 (the “Amendment”) to the Trust’s registration statement on Form S-1 (the “Registration Statement”) concerning the registration of the ETFS Physical Swiss Gold Shares under the Securities Act of 1933 (the “Securities Act”). Blacklined copies of the Amendment that have been marked to show changes as against pre-effective Amendment No. 2 to the Registration Statement (filed on August 14, 2009) are being sent to the staff of the Securities and Exchange Commission under separate cover. Capitalized terms used but not defined herein are used with the meanings given to them in the Amendment.

     We have made such changes as have been requested in order to complete and include all information not previously included in the filing. All required exhibits, including the legality opinion have been included.

     The filing now includes the required financial statements and corresponding accountant’s report, in compliance with Item 11(c) of Form S-1. All disclosures required by Item 11 of Form S-1 have been included. All required consents of experts and counsel are included in the filing.

     All Trust, Sponsor and Trust service provider personnel participating in the preparation of the Registration Statement are cognizant of their disclosure responsibilities to investors.

     In the event that the Sponsor requests acceleration of the effective date of the Registration Statement on behalf of the Trust, it will furnish a letter containing the requested acknowledgements.

Securities and Exchange Commission
September 1, 2009

     Please do not hesitate to contact me at (212) 940-6447 or Gregory Xethalis at (212) 940-8587 if you have any questions or comments with respect to the foregoing responses or the Amendment.

Very truly yours,

Peter J. Shea

cc (w/enclosures):	Mr. H. Roger Schwall
Ms. Tracy L. McNeil
Mr. Donald F. Delaney
Mr. Graham Tuckwell
Mr. Gregory Xethalis